UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

"Report for the Calendar Year or Quarter Ended:  September 30, 2008"

Check here if Amendment 			[ ]; Amendment Number:
This Amendment (Check only one):		[ ] is a restatement.
 						[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		"Coghill Capital Management, LLC"
Address:	One North Wacker Drive
 		Suite 4350
 		"Chicago, Illinois 60606"

Form 13F File Number:  028-10376

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized "to submit it, that all information contained herein is true, correct and" "complete, and that it is understood that all required items, statements," "schedules, lists, and tables, are considered integral parts of this form."

Person Signing this Report on Behalf of Reporting Manager:

Name:          Clint D. Coghill
Title:         Chief Investment Officer
Phone:         312-324-2000

"Signature, Place, and Date of Signing:"

"  /s/ Clint D. Coghill        Chicago, Illinois            November 14, 2008"
---------------------------  ---------------------------   -------------------
"   [Signature]                  [City, State]                  [Date]"

-------------------------------------------------------------------------------

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holding are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		67

Form 13F Information Table Value Total:		556,685
	(thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state NONE and omit the column headings and list entries.]

NONE





---NAME OF---	TITLE OF	-CUSIP-		VALUE-	SHARES/		SECURTY	DISCR-	OTHER   VOTING
---ISSUER----	-CLASS-		-------		X$1000	PRN AMT		TYPE	ETION   MGRS	AUTHORITY
ACTIVIDENTITY	COM          	00506P103	  8231	  3642015	Sh  	Sole	None	Sole
AIRMEDIA GROU	COM          	009411109	   201	    27036	Sh  	Sole	None	Sole
AMERICAN PUBL	COM          	02913V103	 14484	   300000	Sh  	Sole	None	Sole
APOLLO GOLD C	COM          	03761E102	   777	  3220566	Sh  	Sole	None	Sole
ASPECT MEDICA	COM          	045235108	 14561	  2794820	Sh  	Sole	None	Sole
ATARI INC    	COM          	04651M204	  2098	  1264145	Sh  	Sole	None	Sole
AURORA OIL & 	COM          	052036100	  1324	 10194119	Sh  	Sole	None	Sole
AUTHENTIDATE 	COM          	052666104	  1581	  3436304	Sh  	Sole	None	Sole
AUTOBYTEL INC	COM          	05275N106	  4699	  4391610	Sh  	Sole	None	Sole
BWAY HOLDING 	COM          	12429T104	 17995	  1534113	Sh  	Sole	None	Sole
DITECH NETWOR	COM          	25500T108	  2833	  2380979	Sh  	Sole	None	Sole
ENERGY CONVER	COM          	292659109	  9348	   160480	Sh  	Sole	None	Sole
GENERAL MOLY 	COM          	370373102	 35917	  8256837	Sh  	Sole	None	Sole
GLOWPOINT INC	COM          	379887102	  1742	  3483218	Sh  	Sole	None	Sole
GUIDANCE SOFT	COM          	401692108	  5862	  1249834	Sh  	Sole	None	Sole
HEALTH GRADES	COM          	42218Q102	   541	   190350	Sh  	Sole	None	Sole
HOLLYWOOD MED	COM          	436233100	  7580	  3368992	Sh  	Sole	None	Sole
HYPERCOM CORP	COM          	44913M105	 10600	  2663335	Sh  	Sole	None	Sole
INNERWORKINGS	COM          	45773Y105	  1536	   138500	Sh  	Sole	None	Sole
INTELLON CORP	COM          	45816W504	   146	    39796	Sh  	Sole	None	Sole
ISHARES RUSSE	COM          	464287655	  1102	    16200	Sh  	Sole	None	Sole
ITERIS INC   	COM          	46564T107	  2251	  1136944	Sh  	Sole	None	Sole
KEY TRONIC CO	COM          	493144109	   930	   407690	Sh  	Sole	None	Sole
KOWABUNGA! IN	COM          	500747100	   160	   800000	Sh  	Sole	None	Sole
LEADIS TECHNO	COM          	52171N103	   366	   487938	Sh  	Sole	None	Sole
LOOKSMART LTD	COM          	543442503	   699	   274073	Sh  	Sole	None	Sole
MERCER INERNA	COM          	588056101	     0	      100	Sh  	Sole	None	Sole
METALINK LTD 	COM          	M69897102	   571	  1001660	Sh  	Sole	None	Sole
MIVA INC     	COM          	55311R108	  2080	  3355368	Sh  	Sole	None	Sole
MMC ENERGY IN	COM          	55312Q208	   544	   362341	Sh  	Sole	None	Sole
NEW GOLD INC 	COM          	644535106	   796	   160800	Sh  	Sole	None	Sole
OILSANDS QUES	COM          	678046103	  4012	  1341946	Sh  	Sole	None	Sole
ORANGE 21 INC	COM          	685317109	  2588	   743660	Sh  	Sole	None	Sole
RADVISION LTD	COM          	M81869105	   831	   138201	Sh  	Sole	None	Sole
REDENVELOPE I	COM          	75733R601	     3	   795244	Sh  	Sole	None	Sole
JOHN B. SANFI	COM          	800422107	   324	    38057	Sh  	Sole	None	Sole
SOAPSTONE NET	COM          	833570104	  2364	   705600	Sh  	Sole	None	Sole
SONIC INNOVAT	COM          	83545M109	  6682	  2630904	Sh  	Sole	None	Sole
SPARK NETWORK	COM          	84651P100	  4094	  1049800	Sh  	Sole	None	Sole
SUPPORTSOFT I	COM          	868587106	  1925	   641578	Sh  	Sole	None	Sole
UCN INC      	COM          	902636109	  2284	  1704250	Sh  	Sole	None	Sole
PROSHARES ULT	COM          	74347R743	  2763	   157500	Sh  	Sole	None	Sole
WEB.COM GROUP	COM          	94733A104	 13892	  2572656	Sh  	Sole	None	Sole
WORKSTREAM IN	COM          	981402100	   404	  5054100	Sh  	Sole	None	Sole
ASPM CB 2.5 1	NOTE 2.500   	045235AB4	  6313	 11100000	Sh  	Sole	None	Sole
MERC CB 8.5 1	NOTE 8.500   	588056AG6	  4292	  4500000	Sh  	Sole	None	Sole
ARCELORMITTAL	COM    	03938L104	 34314	   694900	CALL	Sole	None	Sole
EARTHLINK INC	COM    	270321102	 17922	  2108500	CALL	Sole	None	Sole
ENERGY CONVER	COM    	292659109	 73121	  1255300	CALL	Sole	None	Sole
FREEPORT-MCMO	COM    	35671D857	  7851	   138100	CALL	Sole	None	Sole
GOLD FIELDS L	COM    	38059T106	  4105	   428100	CALL	Sole	None	Sole
SIMS GROUP LT	COM    	829160100	  5066	   223400	CALL	Sole	None	Sole
SOAPSTONE NET	COM    	833570104	   151	    45000	CALL	Sole	None	Sole
SOAPSTONE NET	COM    	833570104	   151	    45000	CALL	Sole	None	Sole
UNITED STATES	COM    	912909108	109422	  1409900	CALL	Sole	None	Sole
CARNIVAL CORP	COM    	143658300	  8268	   233900	PUT 	Sole	None	Sole
COSTAR GROUP 	COM    	22160N109	  7104	   156500	PUT 	Sole	None	Sole
FLOWERS FOODS	COM    	343498101	  6286	   214100	PUT 	Sole	None	Sole
FLOWERS FOODS	COM    	343498101	  6286	   214100	PUT 	Sole	None	Sole
L-1 IDENTITY 	COM    	50212A106	  9924	   649500	PUT 	Sole	None	Sole
MICROS SYSTEM	COM    	594901100	  6118	   229500	PUT 	Sole	None	Sole
MONSANTO CO  	COM    	61166W101	  3266	    33000	PUT 	Sole	None	Sole
MSC.SOFTWARE 	COM    	553531104	  4520	   422400	PUT 	Sole	None	Sole
PAPA JOHN'S I	COM    	698813102	  7667	   282300	PUT 	Sole	None	Sole
URBAN OUTFITT	COM    	917047102	  5421	   170100	PUT 	Sole	None	Sole
VULCAN MATERI	COM    	929160109	 10981	   147400	PUT 	Sole	None	Sole
WYNN RESORTS 	COM    	983134107	  9609	   117700	PUT 	Sole	None	Sole